Fair Value Measurements - Changes in Fair Value of Recurring Fair Value Measurements Consisting of Contingent Consideration Liabilities Using Significant Unobservable Inputs Level 3 (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 103,790	$ 29,500
Contingent consideration liabilities recorded at fair value at acquisition		86,600
Fair value adjustments	38,466	(8,016)	0
Payments made	(55,888)	(4,294)
Ending balance	$ 86,368	$ 103,790	$ 29,500